Share-Based Compensation (Details) - Schedule of Changes in the RSUs Relating to Ordinary Shares Granted - Restricted Stock Units (RSUs) [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of RSUs Relating to Ordinary Shares Granted [Line Items]
Number of RSUs awarded and unvested beginning balance	11,308	178,676
Weighted average grant date fair value awarded and unvested beginning balance	$ 15.02	$ 16.67
Number of RSUs Granted	3,271,372	54,000	2,426,293
Weighted average grant date fair value Granted	$ 3.53	$ 2.26	$ 9.18
Number of RSUs Vested	(3,282,680)	(221,368)	(2,247,617)
Weighted average grant date fair value Vested	$ 3.57	$ 12.43	$ 8.82
Number of RSUs awarded and unvested ending balance		11,308	178,676
Weighted average grant date fair value awarded and unvested ending balance		$ 15.02	$ 16.67